INTANGIBLE ASSETS, NET (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 8,059,200	$ 7,775,517
Less: accumulated amortization	(2,766,074)	(2,008,044)
Intangible assets, net	5,293,126	5,767,473
Royalty [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	4,850,373	4,861,171
Developed Games [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	3,071,227	2,776,440
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 137,600	$ 137,906